Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2011
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the marketing of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 8 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2011	2010
	(Millions of yen)
Total minimum lease payments receivable	¥204,326	¥215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)

	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)

	178,252	189,108
Less current portion	(66,337)	(71,500)

	¥111,915	¥117,608

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥7,983	¥9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68

Balance at end of year	¥7,039	¥7,983

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2011 and 2010 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2011 and 2010 was ¥75,391 million and ¥63,239 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2011 and 2010 was ¥54,791 million and ¥43,829 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2011.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2012	¥80,411	¥7,610
2013	58,396	2,367
2014	37,177	2,045
2015	19,317	1,632
2016	8,486	1,559
Thereafter	539	248

	¥204,326	¥15,461